Earnings per share (Details 1)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common stock		3,917,704
Diluted effect of warrants	59,164
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of outstanding warrants/outstanding options excluded due to the anti-dilution feature	10,851
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of common stock	3,917,704
Number of outstanding warrants/outstanding options excluded due to the anti-dilution feature	3,876,609
Diluted effect of warrants	30,244